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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               -----------------------

   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sirios Capital Management, L.P.
                 -------------------------------
   Address:      One International Place
                 -------------------------------
                 Boston, MA 02110-2649
                 -------------------------------

Form 13F File Number:    028-05369
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Sirios Associates, L.L.C.
         -------------------------------
Title:   John F. Brennan, Jr., Managing Member
         -------------------------------
Phone:   (617) 598-5100
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ John F. Brennan, Jr.           Boston, MA          11/13/2007
   -------------------------------    -----------------   -------------
           [Signature]                [City, State]       [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         1
                                        --------------------

Form 13F Information Table Entry Total:                   75
                                        --------------------

Form 13F Information Table Value Total:           $2,411,991
                                        --------------------
                                              (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number      Name

01        028-05371                 John F. Brennan, Jr.
------    -----------------         ---------------------------------

    [Repeat as necessary.]

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                           FORM 13F INFORMATION TABLE

                                                                                                               VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS     CUSIP    VALUE    SHARES/   SH/   PUT/   INVSTMT    OTHER SOLE   SHARED    NONE
                                                            x($1000)  PRN AMT   PRN   CALL   DISCRETN   MGRS
-------------------------------- ---------------- --------- -------- ---------- ----- ------ ---------- ----- ---- ----------- ----
ALCOA INC                        COMMON           013817101   12,732    325,470  SH          OTHER       01     0      325,470 0
ALLEGHENY ENERGY INC             COMMON           017361106  338,754  6,482,096  SH          OTHER       01     0    6,482,096 0
AMERICAN INTL GROUP INC          COMMON           026874107  108,751  1,607,554  SH          OTHER       01     0    1,607,554 0
                                 SPON ADR L
AMERICA MOVIL SAB DE CV          SHS              02364W105   30,523    476,924  SH          OTHER       01     0      476,924 0
AMERICREDIT CORP                 COMMON           03060R101    2,081    118,360  SH          OTHER       01     0      118,360 0
AMETEK INC NEW                   COMMON           031100100   12,226    282,875  SH          OTHER       01     0      282,875 0
ASML HLDG NV                     N Y SHS          N07059111    3,768    114,670  SH          OTHER       01     0      114,670 0
BANK MUTUAL CORP NEW             COMMON           063750103   32,458  2,753,016  SH          OTHER       01     0    2,753,016 0
BARE ESCENTUALS INC              COMMON           067511105    6,627    266,453  SH          OTHER       01     0      266,453 0
BE AEROSPACE INC                 COMMON           073302101      667     16,070  SH          OTHER       01     0       16,070 0
BEAR STEARNS COS INC             COMMON           073902108    2,068     16,840  SH          OTHER       01     0       16,840 0
BIOMARIN PHARMACEUTICAL INC      COMMON           09061G101    6,894    276,882  SH          OTHER       01     0      276,882 0
BOEING CO                        COMMON           097023105    6,064     57,761  SH          OTHER       01     0       57,761 0
BOYD GAMING CORP                 COMMON           103304101   32,720    763,600  SH          OTHER       01     0      763,600 0
BRUKER BIOSCIENCES CORP          COMMON           116794108    4,976    565,489  SH          OTHER       01     0      565,489 0
CALAMOS ASSET MGMT INC           CL A             12811R104   32,511  1,151,650  SH          OTHER       01     0    1,151,650 0
CAMPBELL SOUP CO                 COMMON           134429109   45,642  1,233,560  SH          OTHER       01     0    1,233,560 0
CAPITAL ONE FINL CORP            COMMON           14040H105   57,527    865,976  SH          OTHER       01     0      865,976 0
                                 SPONSORED
COMPANHIA VALE DO RIO DOCE       ADR              204412209   13,677    403,106  SH          OTHER       01     0      403,106 0
CONOCOPHILLIPS                   COMMON           20825C104   28,025    319,300  SH          OTHER       01     0      319,300 0
COOPER INDS LTD                  CL A             G24182100    1,397     27,340  SH          OTHER       01     0       27,340 0
COUNTRYWIDE FINANCIA L CORP      COMMON           222372104   38,281  2,013,750  SH          OTHER       01     0    2,013,750 0
DEERE & CO                       COMMON           244199105    9,172     61,795  SH          OTHER       01     0       61,795 0
DEERFIELD TRIARC CAPITAL CORP    COMMON           244572301   13,499  1,491,600  SH          OTHER       01     0    1,491,600 0
DELTA AIRLINES INC NEW           COM NEW          247361702    6,493    361,730  SH          OTHER       01     0      361,730 0
SCRIPPS E W CO OHIO              CL A             811054204   83,419  1,986,178  SH          OTHER       01     0    1,986,178 0
FEDERAL HOME LN MTG CORP         COMMON           313400301   48,860    827,991  SH          OTHER       01     0      827,991 0
FLAGSTONE REINSURANCE HLDGS      SHS              G3529T105    2,667    200,670  SH          OTHER       01     0      200,670 0
FLUOR CORP NEW                   COMMON           343412102    8,742     60,720  SH          OTHER       01     0       60,720 0
GENERAL CABLE CORP DEL NEW       COMMON           369300108      900     13,416  SH          OTHER       01     0       13,416 0
GENZYME CORP                     COMMON           372917104   12,546    202,488  SH          OTHER       01     0      202,488 0
HILB ROGAL & HOBBS CO            COMMON           431294107   18,014    415,740  SH          OTHER       01     0      415,740 0
HUDSON CITY BANCORP              COMMON           443683107   52,797  3,432,822  SH          OTHER       01     0    3,432,822 0
INDYMAC BANCORP INC              COMMON           456607100   28,871  1,222,833  SH          OTHER       01     0    1,222,833 0
INTERACTIVE BROKERS GROUP INC    COMMON           45841N107    9,759    371,640  SH          OTHER       01     0      371,640 0
INVESTORS BANCORP INC            COMMON           46146P102   43,153  3,047,534  SH          OTHER       01     0    3,047,534 0
IPC HOLDINGS LTD                 ORD              G4933P101   38,796  1,344,736  SH          OTHER       01     0    1,344,736 0
ISLE OF CAPRI CASINOS INC        COMMON           464592104    9,270    476,592  SH          OTHER       01     0      476,592 0

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
JEFFERIES GROUP INC NEW          COMMON           472319102    4,746    170,530  SH          OTHER       01      0     170,530 0
KNIGHT CAPITAL GROUP INC         CL A             499005106   19,407  1,622,661  SH          OTHER       01      0   1,622,661 0
KOHLS CORP                       COMMON           500255104   26,697    465,673  SH          OTHER       01      0     465,673 0
LEGG MASON INC                   COMMON           524901105    8,827    104,719  SH          OTHER       01      0     104,719 0
LINDSAY CORP                     COMMON           535555106      446     10,195  SH          OTHER       01      0      10,195 0
LOCKHEED MARTIN CORP             COMMON           539830109   40,646    374,653  SH          OTHER       01      0     374,653 0
LOWES COS INC                    COMMON           548661107   39,541  1,411,185  SH          OTHER       01      0   1,411,185 0
LULULEMON ATHLETICA INC          COMMON           550021109    5,296    126,007  SH          OTHER       01      0     126,007 0
MACYS INC                        COMMON           55616P104   60,498  1,871,836  SH          OTHER       01      0   1,871,836 0
MAGNA ENTMT CORP                 CL A             559211107    3,330  1,466,960  SH          OTHER       01      0   1,466,960 0
MARATHON OIL CORP                COMMON           565849106   19,391    340,070  SH          OTHER       01      0     340,070 0
MEDTRONIC INC                    COMMON           585055106   39,782    705,230  SH          OTHER       01      0     705,230 0
                                 SPONSORED
MOBILE TELESYSTEMS OJSC          ADR              607409109    2,577     37,180  SH          OTHER       01      0      37,180 0
MOLECULAR INSIGHT PHARM INC      COMMON           60852M104      798    117,500  SH          OTHER       01      0     117,500 0
MORGAN STANLEY                   COM NEW          617446448   17,606    279,460  SH          OTHER       01      0     279,460 0
NII HLDGS INC                    CL B NEW         62913F201   16,110    196,109  SH          OTHER       01      0     196,109 0
OCCIDENTAL PETE CORP DEL         COMMON           674599105   26,640    415,730  SH          OTHER       01      0     415,730 0
OPTIONSXPRESS HLDGS INC          COMMON           684010101   13,097    501,049  SH          OTHER       01      0     501,049 0
PIPER JAFFRAY COS                COMMON           724078100   23,194    432,718  SH          OTHER       01      0     432,718 0
PRECISION CASTPARTS CORP         COMMON           740189105  181,878  1,229,074  SH          OTHER       01      0   1,229,074 0
PROGRESSIVE CORP OHIO            COMMON           743315103  148,778  7,664,999  SH          OTHER       01      0   7,664,999 0
QUANTA SVCS INC                  COMMON           74762E102   24,246    916,670  SH          OTHER       01      0     916,670 0
ROMA FINCL CORP                  COMMON           77581P109    3,629    212,250  SH          OTHER       01      0     212,250 0
ROTECH HEALTHCARE INC            COMMON           778669101      357    302,230  SH          OTHER       01      0     302,230 0
SCHERING PLOUGH CORP             COMMON           806605101  135,195  4,274,258  SH          OTHER       01      0   4,274,258 0
SONUS NETWORKS INC               COMMON           835916107   77,587 12,719,176  SH          OTHER       01      0  12,719,176 0
SPX CORP                         COMMON           784635104   13,365    144,391  SH          OTHER       01      0     144,391 0
STAPLES INC                      COMMON           855030102   11,656    542,400  SH          OTHER       01      0     542,400 0
SAFEWAY INC                      COM NEW          786514208  103,895  3,137,874  SH          OTHER       01      0   3,137,874 0
TEMPLE INLAND INC                COMMON           879868107   13,725    260,780  SH          OTHER       01      0     260,780 0
TEREX CORP NEW                   COMMON           880779103      295      3,319  SH          OTHER       01      0       3,319 0
TEXAS INDS INC                   COMMON           882491103    5,131     65,369  SH          OTHER       01      0      65,369 0
THOMAS & BETTS CORP              COMMON           884315102    1,723     29,379  SH          OTHER       01      0      29,379 0
TIME WARNER CABLE INC            CL A             88732J108   59,270  1,807,017  SH          OTHER       01      0   1,807,017 0
TITAN INTL INC ILL               COMMON           88830M102      305      9,560  SH          OTHER       01      0       9,560 0
UNIVERSAL HLTH SVCS INC          CL B             913903100   56,671  1,041,370  SH          OTHER       01      0   1,041,370 0
WOODWARD GOVERNOR CO             COMMON           980745103      329      5,270  SH          OTHER       01      0       5,270 0